Offerings	Jun. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9987
Maximum Aggregate Offering Price	$ 749,025,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,675.73
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2036
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.997
Maximum Aggregate Offering Price	$ 747,750,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,480.53